Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 MMBbls Bcf MMBoe Rate	Dec. 31, 2019 MMBbls Bcf MMBoe	Dec. 31, 2018 MMBbls Bcf MMBoe
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves	6	32	25
Extension and discoveries of proved undevelopment reserves	85	137	149
Net proved reserves of oil equivalent, Improved recovery		8	15
Revised proved reserves	61	7	156
Proved developed reserves added due to higher average oil price	(61)	(10)	143
Proved undeveloped reserves revisions of previous estimates of economic conditions increases-decreases			48
Proved developed reserves revisions of previous estimates increases by liquids and gas production performance	38	33	33
Proved reserves revisions of previous estimates of change of development strategy		42	43
Net proved reserves of sales and acquisition	11	3	1.4
Selling exchange rate | Rate	84.05
Vaca Muerta Development Project [Member]
Changes in our estimated proved reserves [line items]
Proved reserves revisions of previous estimates of change of development strategy		19
Golfo San Jorge basin [Member]
Changes in our estimated proved reserves [line items]
Proved developed reserves of oil equivalent, Improved reserves		2	4.4
Proved developed reserves added due to higher average oil price			40
Proved undeveloped reserves revisions of previous estimates of economic conditions decreases			33
Neuquina basin [Member]
Changes in our estimated proved reserves [line items]
Proved developed reserves of oil equivalent, Improved reserves		5	3
Proved undeveloped reserves of oil equivalent, Improved reserves			3
Proved developed reserves added due to higher average oil price			56
Proved undeveloped reserves revisions of previous estimates of economic conditions decreases			15
Proved reserves revisions of previous estimates of change of development strategy	37
Reduction of proved undeveloped reserves due to changes in gas compression projects			5
Net production results and forecasts from existing and new wells			13
Austral, Golfo San Jorge and Cuyana basins [member]
Changes in our estimated proved reserves [line items]
Proved undeveloped reserves reduction			5
Golfo San Jorge And Neuquina Basins [member]
Changes in our estimated proved reserves [line items]
Proved undeveloped reserves reduction		6
Crude oil [Member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves | MMBbls	4	11	8
Extension and discoveries of proved undevelopment reserves | MMBbls	42	76	95
Revised proved reserves | MMBbls	93	21	126
Natural Gas Liquids [Member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves | MMBbls		2	1
Extension and discoveries of proved undevelopment reserves | MMBbls	9	12	12
Revised proved reserves | MMBbls	8	4	1
Natural gas [member]
Changes in our estimated proved reserves [line items]
Extension and discoveries of proved development reserves | Bcf	9	107	92
Extension and discoveries of proved undevelopment reserves | Bcf	189	276	238
Revised proved reserves | Bcf	136	103	178
Austral basin [Member]
Changes in our estimated proved reserves [line items]
Proved developed reserves added due to higher average oil price			31
Cuyana basin [Member]
Changes in our estimated proved reserves [line items]
Proved developed reserves of oil equivalent, Improved reserves		1